Leases - Future Minimum Rentals Payable under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 4,594,963	¥ 4,015,929
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancellable operating leases	631,246	417,287
Over 1 year and less than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancellable operating leases	2,272,134	1,723,816
Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 1,691,583	¥ 1,874,826